EMPLOYEE BENEFITS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF EMPLOYEE BENEFITS EXPENSES

	2023	2024	2025
	S$	S$	S$

Salaries and bonus	849,198	1,024,113	1,158,717
Directors’ fees	89,830	108,900	81,848
Defined contribution plans	117,283	141,294	172,622
Share-based compensation	-	-	309,248
Other short-term benefits	40,365	82,544	68,964
Total	1,096,676	1,356,851	1,791,399
Less: Accounted under
“Research expenses” (Note 21)	(642,533)	(737,524)	(860,835)
Total	454,143	619,327	930,564